Convertible Debentures (Details) - Schedule of Convertible Debentures - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible Debentures (Details) - Schedule of Convertible Debentures [Line Items]
Convertible debentures	$ 1,597,404	$ 4,061,735
Embedded derivative liability bifurcated	878,420	2,292,056
December 2020 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of Convertible Debentures [Line Items]
Convertible debentures
May 2022 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of Convertible Debentures [Line Items]
Convertible debentures
Embedded derivative liability bifurcated
August 2022 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of Convertible Debentures [Line Items]
Convertible debentures		2,238,897
Embedded derivative liability bifurcated		1,241,261
December 2022 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of Convertible Debentures [Line Items]
Convertible debentures		1,822,838
Embedded derivative liability bifurcated		1,050,795
September 2023 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of Convertible Debentures [Line Items]
Convertible debentures	1,597,404
Embedded derivative liability bifurcated	$ 878,420